Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Unrecognized tax benefits	$ 0
Federal tax rate				35.00%
Tax expense related to Discontinued operations	0	$ 2,542	$ 45,286
Provision to return adjustment		18,000
Net current tax benefit		16,000
Current tax provision before adjustments		2,000
Carryback of net operating loss	1,100	0	0
Opportunity Zone $50 mil
Provision to return adjustment		13,797
Opportunity Zone investment funds		50,000
Opportunity Zone $55 mil
State tax related to gains		4,213
Opportunity Zone investment funds		$ 55,000
Discontinued Operations, Disposed of by Sale [Member]
Tax expense related to Discontinued operations			$ 44,600
Opportunity Zone investment funds	112,000
Deferred taxes of gains on sales reinvested in Opportunity Zone investments	$ 31,000
Gains excluded from tax once held five years	10.00%
Additional Gains excluded from tax after held seven years	5.00%